Shareholders' Equity - Award Outstanding (Details)	12 Months Ended
Jun. 30, 2023 shares
Number of options
Beginning balance of awards outstanding (in shares)	0
Award granted (in shares)	721,391
Award forfeited (in shares)	(395,000)
Ending balance of awards outstanding (in shares)	326,391
DSU
Number of options
Beginning balance of awards outstanding (in shares)	0
Award granted (in shares)	66,391
Award forfeited (in shares)	0
Ending balance of awards outstanding (in shares)	66,391
PSU
Number of options
Beginning balance of awards outstanding (in shares)	0
Award granted (in shares)	302,500
Award forfeited (in shares)	(172,500)
Ending balance of awards outstanding (in shares)	130,000
RSU
Number of options
Beginning balance of awards outstanding (in shares)	0
Award granted (in shares)	352,500
Award forfeited (in shares)	(222,500)
Ending balance of awards outstanding (in shares)	130,000